Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated May 31, 2016
to the
Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2015
for Geneva Advisors Emerging Markets Fund (the “Fund”),
a series of Trust for Professional Managers

This supplement amends the Prospectus and SAI of the Fund dated December 29, 2015.

Effective May 26, 2016, all references to Mr. Eswar C. Menon as a portfolio manager of the Geneva Advisors Emerging Markets Fund in the Prospectus and SAI are hereby removed.

Please retain this supplement with your Prospectus and SAI.